Supplemental Condensed Consolidating Financial Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Income
Operating revenues (net of contractual allowances and discounts)									$ 13,626,168	$ 12,623,274	$ 11,742,454
Provision for bad debts									1,719,956	1,530,852	1,408,953
Net operating revenues	3,005,825	2,945,477	3,000,827	2,954,083	2,904,356	2,772,311	2,713,644	2,702,111	11,906,212	11,092,422	10,333,501
Operating Costs and Expenses [Abstract]
Salaries and benefits									5,577,925	5,093,767	4,701,231
Supplies									1,834,106	1,738,088	1,649,779
Other operating expenses									2,515,638	2,296,063	2,129,081
Electronic health records incentive reimbursement									(63,397)
Rent									254,781	248,463	237,536
Depreciation and amortization									652,674	594,997	551,043
Total operating costs and expenses									10,771,727	9,971,378	9,268,670
Income from operations									1,134,485	1,121,044	1,064,831
Interest expense, net									644,410	647,593	643,608
Loss (gain) from early extinguishment of debt									66,019		(2,385)
Equity in earnings of unconsolidated affiliates									(49,491)	(45,443)	(36,531)
Impairment of long-lived and other assets									0		12,477
Income from continuing operations before income taxes	67,638	132,517	137,695	135,697	132,520	131,328	131,140	123,906	473,547	518,894	447,662
Provision for (benefit from) income taxes									137,653	163,681	141,851
Income from continuing operations	55,615	95,800	92,874	91,605	94,468	88,009	88,379	84,357	335,894	355,213	305,811
Discontinued operations, net of taxes:
(Loss) income from operations of entities sold									(7,769)	(6,772)	971
Impairment of hospitals sold									(47,930)
Loss on sale, net									(2,572)		(405)
(Loss) income from discontinued operations, net of taxes	(2,495)	(3,169)	(39,327)	(13,280)	(2,219)	(3,155)	(2,037)	639	(58,271)	(6,772)	566
Net income									277,623	348,441	306,377
Less: Net income attributable to noncontrolling interests									75,675	68,458	63,227
Net income attributable to Community Health Systems, Inc.	30,931	74,304	35,389	61,324	69,510	70,401	70,065	70,007	201,948	279,983	243,150
Parent Guarantor [Member]
Operating Costs and Expenses [Abstract]
Equity in earnings of unconsolidated affiliates									(201,948)	(279,983)	(243,150)
Income from continuing operations before income taxes									201,948	279,983	243,150
Income from continuing operations									201,948	279,983	243,150
Discontinued operations, net of taxes:
Net income									201,948	279,983	243,150
Net income attributable to Community Health Systems, Inc.									201,948	279,983	243,150
Issuer [Member]
Operating Costs and Expenses [Abstract]
Interest expense, net									87,095	113,464	110,507
Loss (gain) from early extinguishment of debt									66,019		(2,385)
Equity in earnings of unconsolidated affiliates									(275,175)	(312,730)	(259,270)
Income from continuing operations before income taxes									122,061	199,266	151,148
Provision for (benefit from) income taxes									(79,887)	(80,717)	(92,002)
Income from continuing operations									201,948	279,983	243,150
Discontinued operations, net of taxes:
Net income									201,948	279,983	243,150
Net income attributable to Community Health Systems, Inc.									201,948	279,983	243,150
Other Guarantors [Member]
Consolidated Statements of Income
Operating revenues (net of contractual allowances and discounts)									7,904,497	7,271,078	6,763,647
Provision for bad debts									1,003,252	901,580	841,342
Net operating revenues									6,901,245	6,369,498	5,922,305
Operating Costs and Expenses [Abstract]
Salaries and benefits									3,065,753	2,792,543	2,630,349
Supplies									1,058,807	989,241	933,730
Other operating expenses									1,486,113	1,295,527	1,169,896
Electronic health records incentive reimbursement									(42,312)
Rent									124,823	118,215	113,407
Depreciation and amortization									393,549	348,037	324,018
Total operating costs and expenses									6,086,733	5,543,563	5,171,400
Income from operations									814,512	825,935	750,905
Interest expense, net									495,258	477,418	479,458
Equity in earnings of unconsolidated affiliates									(101,101)	(142,174)	(157,491)
Impairment of long-lived and other assets											12,477
Income from continuing operations before income taxes									420,355	490,691	416,461
Provision for (benefit from) income taxes									151,748	180,574	159,921
Income from continuing operations									268,607	310,117	256,540
Discontinued operations, net of taxes:
(Loss) income from operations of entities sold											(50)
(Loss) income from discontinued operations, net of taxes											(50)
Net income									268,607	310,117	256,490
Net income attributable to Community Health Systems, Inc.									268,607	310,117	256,490
Non-Guarantors [Member]
Consolidated Statements of Income
Operating revenues (net of contractual allowances and discounts)									5,721,671	5,352,196	4,978,807
Provision for bad debts									716,704	629,272	567,611
Net operating revenues									5,004,967	4,722,924	4,411,196
Operating Costs and Expenses [Abstract]
Salaries and benefits									2,512,172	2,301,224	2,070,882
Supplies									775,299	748,847	716,049
Other operating expenses									1,029,525	1,000,536	959,185
Electronic health records incentive reimbursement									(21,085)
Rent									129,958	130,248	124,129
Depreciation and amortization									259,125	246,960	227,025
Total operating costs and expenses									4,684,994	4,427,815	4,097,270
Income from operations									319,973	295,109	313,926
Interest expense, net									62,057	56,711	53,643
Income from continuing operations before income taxes									257,916	238,398	260,283
Provision for (benefit from) income taxes									65,792	63,824	73,932
Income from continuing operations									192,124	174,574	186,351
Discontinued operations, net of taxes:
(Loss) income from operations of entities sold									(7,769)	(6,772)	1,021
Impairment of hospitals sold									(47,930)
Loss on sale, net									(2,572)		(405)
(Loss) income from discontinued operations, net of taxes									(58,271)	(6,772)	616
Net income									133,853	167,802	186,967
Less: Net income attributable to noncontrolling interests									75,675	68,458	63,227
Net income attributable to Community Health Systems, Inc.									58,178	99,344	123,740
Eliminations [Member]
Operating Costs and Expenses [Abstract]
Equity in earnings of unconsolidated affiliates									528,733	689,444	623,380
Income from continuing operations before income taxes									(528,733)	(689,444)	(623,380)
Income from continuing operations									(528,733)	(689,444)	(623,380)
Discontinued operations, net of taxes:
Net income									(528,733)	(689,444)	(623,380)
Net income attributable to Community Health Systems, Inc.									$ (528,733)	$ (689,444)	$ (623,380)